Mar. 31, 2025
OCM MUTUAL FUND
SUMMARY SECTION
Investment Objective
The Fund seeks long-term growth of capital.
Fund Fees and Expenses
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.  You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.  With respect to the Investor Class shares, you may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and under the headings “Sales Charges” and “Reducing the Sales Charges” on page 10 of the Fund’s Prospectus and the heading “Shareholder Services” beginning on page 38 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - OCM MUTUAL FUND - USD ($)	OCM Gold Fund - Investor Class	OCM Gold Fund - Atlas Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none	none
Redemption Fee (as a percentage of amount redeemed within 3 months of purchase)	1.50%	1.50%
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - OCM MUTUAL FUND	OCM Gold Fund - Investor Class	OCM Gold Fund - Atlas Class
Management Fees	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.65%	0.15%
Other Expenses	0.78%	0.78%
Total Annual Fund Operating Expenses	2.38%	1.88%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - OCM MUTUAL FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
OCM Gold Fund - Investor Class	680	1,159	1,663	3,044
OCM Gold Fund - Atlas Class	191	591	1,016	2,201

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund principally invests (normally at least 80% of its net assets, plus borrowings for investment purposes) in equity securities of domestic and foreign companies of any size engaged in all sectors of the gold mining and precious metals industries.  A foreign company is one that is organized under the laws of a foreign country and has the principal trading market for its stock in a foreign country.  At times, a majority of the Fund’s assets may be invested in companies of one or more foreign countries; currently the Fund is primarily invested in Canadian mining companies. Under normal market conditions, the Fund will invest primarily in:

•	Senior gold producers, intermediate/mid-tier gold producers and junior gold producers; and
•	Gold mining exploration and development companies.
When investing the Fund’s assets, the Fund’s investment adviser first considers the price of gold and whether it expects the price of gold to increase or decrease.  The Fund’s investment adviser is a “bottom up” investor.  This means it makes investment decisions on company specific factors. Among the company specific factors the Fund’s investment adviser considers are:

•	sales and earnings growth;
•	the extent of ore holdings;
•	efficiency of mining operations;
•	melting and refinery costs; and
•	capital adequacy to maintain and expand operations.
Since the price of gold is a key factor affecting the revenues of gold producers, the Fund’s investment adviser must also consider the price of gold in its “bottom up” analysis.  The Fund will sell a security if its investment adviser believes a company’s fundamentals will deteriorate or if it believes a company’s stock has little potential for further appreciation.

Principal Risks of Investing in the Fund
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over one, five and ten years compare to the performance of the Standard & Poor’s 500® Index (“S&P 500® Index”) and the Philadelphia Stock Exchange Gold & Silver Index (“XAU Index”).  For additional information on these indexes, please see “Index Descriptions” on page 18 of this Prospectus.  The performance of Atlas Class shares will differ from that of the Investor Class shares to the extent that the Classes do not have the same expenses or inception dates.  Please keep in mind that past performance (before and after taxes) is not necessarily indicative of future returns.  Sales loads are not reflected in the bar chart and, if those charges were included, returns would be less than those shown.  Updated performance information is available on the Fund’s website (ocmgoldfund.com).

Atlas Class* Total Return per Calendar Year (Annual Total Return as of 12/31)

*	The Annual Total Returns shown above represent a different class than the class selected for the Prospectus dated March 31,2024. The Fund selected the Atlas Class in place of the Investor Class because the Atlas Class has the greatest net assets.

Note:
During the ten year period shown on the bar chart, the Investor Class’ highest total return for a quarter was 72.48% (quarter ended June 30, 2020) and the lowest total return for a quarter was -27.27% (quarter ended June 30, 2022).  The results shown in the bar chart above and best and worst quarterly returns do not reflect a sales charge.  If they did, the returns would have been lower.

Average Annual Total Returns (for the periods ended December 31, 2024)
The average annual total returns below reflect the maximum sales charge of 4.50% applicable to the Investor Class.  The after-tax returns below were calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s individual tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Investor Class shares and after-tax returns for Atlas Class shares will be different from amounts shown for the Investor Class.  The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and its return after taxes on distributions because it may include a tax benefit resulting from capital losses that would have been incurred.

Average Annual Total Returns - OCM MUTUAL FUND	1 Year	5 Years	10 Years
OCM Gold Fund - Atlas Class	23.94%	7.27%	9.60%
OCM Gold Fund - Atlas Class | After Taxes on Distributions	22.91%	6.93%	8.12%
OCM Gold Fund - Atlas Class | After Taxes on Distributions and Sales	14.57%	5.64%	7.28%
OCM Gold Fund - Investor Class	17.64%	5.63%	8.32%
S&P 500 Index (reflects no deduction for fees, expenses and taxes)	25.02%	14.53%	13.10%
XAU Index (reflects no deduction for fees, expenses and taxes)	14.72%	7.47%	8.79%

The Fund uses the XAU Index because that index compares the Fund’s performance with the returns of an index of companies involved in the gold and silver mining industry.
OCM MUTUAL FUND | Risk Lose Money [Member]
Investors in the Fund may lose money.
OCM MUTUAL FUND | Market Risk [Member]
Market Risk. The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. A rise in protectionist trade policies, slowing global economic growth, risks associated with pandemic and epidemic diseases, risks associated with international conflicts and war, the risk of trade disputes, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time, and may negatively impact the markets in which the Fund invests. Such negative impacts include decreasing the value and liquidity of securities, while increasing the volatility of securities and otherwise exacerbating other risks that apply to the Fund.
OCM MUTUAL FUND | Smaller Capitalization Companies Risk [Member]
Smaller Capitalization Companies Risk. Many of the companies in which the Fund invests are smaller capitalization companies (namely, companies with a market capitalization of $4 billion or less). Smaller capitalization companies typically have relatively lower revenues, limited product lines, lack of management depth and a smaller share of the market for their products or services than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for the investment adviser to sell stocks of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller capitalization companies underperform.
OCM MUTUAL FUND | Medium Capitalization Companies Risk [Member]
Medium Capitalization Companies Risk. Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.
OCM MUTUAL FUND | Precious Metals Producers Risk [Member]
Precious Metals Producers Risk. The prices of securities of gold and precious metals producers have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political developments such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals may decline versus the dollar, which would adversely affect the market prices of the securities of gold and precious metals producers.
OCM MUTUAL FUND | Non-diversification Risk [Member]
Non-diversification Risk. The Fund is a non-diversified investment company. As such it will invest in fewer securities than diversified investment companies and its performance may be more volatile. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.
OCM MUTUAL FUND | Foreign Investment Risks [Member]
Foreign Investment Risks. These are risks associated with investing in foreign common stocks that are in addition to the risks associated with investing in U.S. common stocks:
OCM MUTUAL FUND | Currency Risk [Member]
Currency Risk. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to the foreign currencies in which securities held by the Fund are traded will adversely affect the Fund.
OCM MUTUAL FUND | Country Risk [Member]
Country Risk. This is the risk that political, social or economic events in a country may adversely affect the Fund’s investments in the country.
OCM MUTUAL FUND | Regulation Risk [Member]
Regulation Risk. This is the risk that investors in a foreign securities market may not be afforded the same protections as investors in U.S. securities markets. This is also the risk that it may be more difficult, costly and slower to enforce legal rights of the Fund in foreign countries. In addition to disparate legal rights, foreign securities may also be subject to different accounting standards than in the United States.
OCM MUTUAL FUND | Liquidity Risk [Member]
Liquidity Risk. Foreign securities markets tend to have less trading volume and are more volatile than U.S. securities markets. Less trading volume makes it more difficult to sell foreign securities at quoted prices. Policy and legislative changes in foreign countries and other events affecting global markets, such as the United Kingdom’s departure from the European Union (or Brexit), may contribute to decreased liquidity and increased volatility in the financial markets.
OCM MUTUAL FUND | Taxation Risk [Member]
Taxation Risk. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may also apply to distributions from foreign companies.
OCM MUTUAL FUND | Passive Foreign Investment Company [Member]
Passive Foreign Investment Company.  The Fund may invest in stocks of foreign companies that are classified under the Internal Revenue Code as passive foreign investment companies (“PFICs”).  To the extent that the Fund invests in these securities, the Fund may be subject to an interest charge in addition to federal income tax (at ordinary income rates) on (i) any “excess distribution” received on the stock of a PFIC, or (ii) any gain from disposition of PFIC stock that was acquired in an earlier taxable year.  This interest charge and ordinary income tax treatment may apply even if the Fund distributes such income as a taxable dividend to its shareholders.  To the extent possible, the Fund will adopt tax strategies to avoid the interest charge and the ordinary income tax treatment.  Such tax strategies may accelerate the recognition of income by the Fund (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation.  In addition, such tax strategies may require the Fund to liquidate other investments to meet its distribution requirement
(including when it may not be advantageous for the Fund to liquidate such investments), which may accelerate the recognition of gain and affect the Fund’s total return.

OCM MUTUAL FUND | Concentration Risk [Member]
Concentration Risk. Because the Fund concentrates its investments in the gold mining industry, a development adversely affecting that industry (for example, changes in the mining laws which increase production costs) would have a greater adverse effect on the Fund than it would if the Fund invested in a number of different industries.
OCM MUTUAL FUND | Country Concentration Risk [Member]
Country Concentration Risk. Because the Fund may concentrate its investments in companies of a particular foreign country, any legislation (e.g., green initiatives against certain mining techniques) or other events in that country that have a negative effect on the mining industry in that country, may have a disproportionate impact on the Fund than if the Fund's investments were more evenly spread among various countries.
OCM MUTUAL FUND | Canada Risk [Member]
Canada Risk. While Canada generally is considered a politically stable country, because the Fund is primarily invested in Canadian mining companies, any events impacting the mining industry or the Canadian markets or liquidity of Canadian securities, may have a significant impact on the Fund.
OCM MUTUAL FUND | Tax Law Change Risk [Member]
Tax Law Change Risk. All statements contained in this Prospectus regarding the U.S. federal income tax consequences of an investment in the Fund are based on current law, which is subject to change at any time, potentially with retroactive effect. For example, tax legislation enacted in 2017 (the Tax Cuts and Jobs Act) resulted in fundamental changes to the Code (some of which are set to expire in the next few years). More recently, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The excise tax on repurchases of stock may cause some corporations in which the Fund invests to reduce liquidity opportunities for its investors, which could potentially reduce the value of your investment in the Fund. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the tax consequences of your investment in the Fund and the Fund’s investments or holding structures.